Note 11 - Capital Leased Assets and Capital Lease Obligations	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Debt and Capital Leases Disclosures [Text Block]
11.
Capital Leased Assets and Capital Lease Obligations:

Between
January
and
April 2014,
the Company took delivery of the newbuild vessels
MSC Azov
,
MSC Ajaccio
and
MSC Amalfi
. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten
-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institution for an amount of
$85,572
each.

On
July 6, 2016
and
July 15, 2016
the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the
MSC Athos
and the
MSC Athens
(Note
10.B.4
), by entering into a
seven
-year sale and leaseback transaction for each vessel.

On
June 19, 2017,
the Company entered into
two seven
-year sale and leaseback transactions with a financial institution for the
Leonidio
and
Kyparissia
(Note
6
).

The sale and leaseback transactions were classified as capital leases. As the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was classified as prepaid lease rentals or as unearned revenue. In this respect, in
2016,
an aggregate amount of
$26,390
(including the net settlements on interest rate swaps qualifying for hedge accounting of
$1,076
) was transferred to prepaid lease rentals and in
2017,
an aggregate amount of
$4,481
was transferred to unearned revenue (Note
12.b
).

The total value of the vessels, at the inception of the capital lease transactions, was
$452,564,
in the aggregate. The depreciation charged during the
six
-month periods ended
June 30, 2016
and
2017,
amounted to
$3,770
and
$6,269,
respectively, and is included in Depreciation in the accompanying consolidated statements of income. As of
December 31, 2016
and
June 30, 2017,
accumulated depreciation amounted to
$23,692
and
$29,961,
respectively, and is included in Capital leased assets, in the accompanying consolidated balance sheets. As of
December 31, 2016
and
June 30, 2017,
the net book value of the vessels amounted to
$384,872
and
$422,603,
respectively, and is separately reflected as Capital leased assets, in the accompanying consolidated balance sheets.

The balance of prepaid lease rentals, as of
December 31, 2016
and
June 30, 2017,
is as follows:

	December 31, 2016	June 30, 2017
Prepaid lease rentals	$40,811	$60,422
Additions	26,390	-
Less: Amortization of prepaid lease rentals	(6,779)	(4,340)
Prepaid lease rentals	$60,422	$56,082
Less: current portion	(8,752)	(8,752)
Non-current portion	$51,670	$47,330

The capital lease obligations amounting to
$392,959
as at
June 30, 2017
are scheduled to expire through
2024
and include a bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expenses incurred on capital leases for the six
-month periods ended
June 30, 2016
and
2017
amounted to
$8,177
and
$10,538,
respectively, and are included in Interest and finance costs in the accompanying consolidated statements of income. Finance lease obligations of
MSC Athos
and
MSC Athens
bear interest at LIBOR plus a spread, which is
not
included in the annual lease payments table below.

The annual lease payments under the capital leases after
June 30, 2017,
are in the aggregate as follows:

Year ending December 31,	Amount
2017	$25,096
2018	49,798
2019	49,798
2020	49,895
2021	49,798
2022 and thereafter	253,339
Total	$477,724
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(84,765)
Total lease payments	$392,959
Less: Financing costs, net	(4,375)
Total lease payments, net	$388,584

The total capital lease obligations, net of related financing costs, are presented in the accompanying
June 30, 2017,
consolidated balance sheet as follows:

Capital lease obligation – current	$33,210
Less: current portion of financing costs	(859)
Capital lease obligation – non-current	359,749
Less: non-current portion of financing costs	(3,516)
Total	$388,584